Accounts Receivable, Net - Schedule of Current Expected Credit Losses (Details)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.258%
CECL rate	0.258%
31-60 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.517%
CECL rate	0.517%
61-90 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.775%
CECL rate	0.775%
91-120 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	1.033%
CECL rate	1.033%
121-180 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	1.55%
CECL rate	1.55%
181-270 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	2.325%
CECL rate	2.325%
271-360 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	3.10%
CECL rate	3.10%
Over 360 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	3.10%
CECL rate	3.10%